Fees Summary	Apr. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000
Previously Paid Amount	0.00
Total Fee Amount	7,655.00
Total Offset Amount	0.00
Net Fee	7,655.00
Narrative - Max Aggregate Offering Price	$ 50,000,000
Final Prospectus	true